UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2022

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2022 (unaudited)

Description	Shares	Fair Value
Common Stocks | 101.6%
Australia | 1.1%
Computershare Ltd.	128,824	$2,043,047
Brazil | 1.0%
Banco Bradesco SA ADR	530,926	1,953,808
Canada | 6.0%
Canadian National Railway Co.	21,384	2,309,382
Dollarama, Inc.	55,288	3,173,952
National Bank of Canada	50,633	3,173,566
Toromont Industries Ltd.	38,498	2,679,963
		11,336,863
China | 3.0%
Alibaba Group Holding Ltd. ADR (*)	16,459	1,316,555
NXP Semiconductors NV	16,982	2,505,015
Tencent Holdings Ltd.	55,200	1,864,214
		5,685,784
Denmark | 0.9%
Carlsberg AS, Class B	14,493	1,691,036
France | 4.4%
Legrand SA	20,763	1,341,475
LVMH Moet Hennessy Louis Vuitton SE	4,242	2,493,596
Pernod Ricard SA	12,376	2,262,122
Thales SA	19,499	2,150,738
		8,247,931
Germany | 1.0%
Merck KGaA	12,051	1,966,765
Hong Kong | 1.1%
AIA Group Ltd.	253,200	2,102,207
India | 1.5%
HDFC Bank Ltd. ADR	49,092	2,867,955
Japan | 4.9%
BayCurrent Consulting, Inc.	5,800	1,489,883
Kadokawa Corp.	92,900	1,693,688
Nintendo Co. Ltd.	54,000	2,186,604
Olympus Corp.	120,300	2,315,274
Shimano, Inc.	9,700	1,528,738
		9,214,187
Netherlands | 2.3%
Wolters Kluwer NV	45,641	4,443,657
Spain | 0.7%
Industria de Diseno Textil SA	65,469	1,352,288
Sweden | 1.9%
Assa Abloy AB, Class B	61,561	1,150,415
Description	Shares	Fair Value
Hexagon AB, B Shares	262,251	$2,431,400
		3,581,815
Switzerland | 3.7%
ABB Ltd.	101,153	2,604,788
Partners Group Holding AG	2,448	1,966,645
Swatch Group AG	11,031	2,477,338
		7,048,771
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	44,699	3,064,563
United Kingdom | 6.6%
Coca-Cola Europacific Partners PLC	48,368	2,061,444
Diageo PLC	77,159	3,234,177
RELX PLC	147,412	3,576,089
Unilever PLC	84,323	3,710,200
		12,581,910
United States | 59.9%
Accenture PLC, Class A	19,202	4,940,675
Alphabet, Inc., Class A (*)	72,300	6,915,495
Amazon.com, Inc. (*)	56,165	6,346,645
Amphenol Corp., Class A	34,392	2,302,888
Aon PLC, Class A	15,661	4,195,112
Avery Dennison Corp.	10,567	1,719,251
Bank of America Corp.	66,687	2,013,947
Booz Allen Hamilton Holding Corp.	41,815	3,861,615
Boston Scientific Corp. (*)	66,879	2,590,224
BRP, Inc.	25,069	1,544,229
Charles Schwab Corp.	51,217	3,680,966
Coca-Cola Co.	68,060	3,812,721
Deere & Co.	6,578	2,196,329
Dollar General Corp.	18,569	4,453,960
Intercontinental Exchange, Inc.	39,052	3,528,348
IQVIA Holdings, Inc. (*)	22,229	4,026,561
Johnson & Johnson	29,469	4,814,056
Lowe’s Cos., Inc.	20,251	3,803,340
McDonald’s Corp.	15,495	3,575,316
Microsoft Corp.	31,153	7,255,534
Motorola Solutions, Inc.	15,802	3,539,174
NIKE, Inc., Class B	23,806	1,978,755
Procter & Gamble Co.	25,293	3,193,241
PTC, Inc. (*)	26,500	2,771,900
Rockwell Automation, Inc.	10,401	2,237,359
S&P Global, Inc.	10,326	3,153,044
Texas Instruments, Inc.	21,986	3,402,993
Thermo Fisher Scientific, Inc.	9,955	5,049,077
TopBuild Corp. (*)	7,657	1,261,721

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2022 (unaudited)

Description	Shares	Fair Value
Lazard Global Total Return and Income Fund, Inc. (continued)
Visa, Inc., Class A	20,629	$3,664,742
Warner Music Group Corp., Class A	40,825	947,548
Wells Fargo & Co.	52,762	2,122,088
Zoetis, Inc.	18,635	2,763,384
		113,662,238
Total Common Stocks (Cost $166,024,922)		192,844,825

Description	Principal Amount (000)	Fair Value
Foreign Government Obligations | 11.8%
Brazil | 3.1%
Brazil Notas do Tesouro Nacional:
10.00%, 01/01/27	7,396	$1,293,741
10.00%, 01/01/29	26,360	4,494,475
		5,788,216
Dominican Republic | 1.9%
Dominican Republic International Bonds:
8.90%, 02/15/23 (#)	130,000	2,412,188
10.50%, 04/07/23 (#)	65,400	1,217,545
		3,629,733
Egypt | 0.6%
Egypt Government Bonds, 14.40%, 09/10/29	27,500	1,193,545
Indonesia | 1.8%
Indonesia Treasury Bonds, 8.375%, 09/15/26	50,166,000	3,447,625
Malaysia | 2.3%
Malaysia Government Bonds:
3.502%, 05/31/27	10,260	2,154,733
3.733%, 06/15/28	10,500	2,192,591
		4,347,324
Mexico | 1.1%
Mexico Bonos, 7.75%, 05/29/31	49,000	2,159,691
South Africa | 1.0%
South Africa Government Bonds, 10.50%, 12/21/26	32,000	1,829,821
Total Foreign Government Obligations (Cost $27,046,668)		22,395,955
Description	Shares	Fair Value
Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47% (7 day yield) (Cost $2,692,812)	2,692,812	$2,692,812
Total Investments | 114.8% (Cost $195,764,402) (»)		$217,933,592
Liabilities in Excess of Cash and Other Assets | (14.8)%		(28,029,753)
Net Assets | 100.0%		$189,903,839

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2022 (unaudited)

Forward Currency Contracts open at September 30, 2022:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	2,486,563	USD	1,717,420	BNP	10/17/22	$—	$126,690
BRL	12,120,058	USD	2,271,801	HSB	10/03/22	—	24,995
CLP	3,928,406,850	USD	4,188,067	CIT	03/06/23	—	245,390
CNY	24,654,745	USD	3,643,110	HSB	11/07/22	—	174,562
COP	4,640,552,000	USD	1,109,702	CIT	11/05/22	—	111,193
COP	10,056,900,000	USD	2,100,000	JPM	09/06/23	—	56,656
HUF	384,050,000	USD	1,000,000	CIT	10/24/22	—	115,480
HUF	474,147,950	EUR	1,229,605	CIT	10/24/22	—	114,701
HUF	1,365,707,107	USD	3,905,926	CIT	12/21/22	—	810,638
IDR	73,902,495,000	USD	4,838,134	CIT	03/28/23	—	51,483
INR	607,878,570	USD	7,532,946	CIT	10/20/22	—	93,368
KRW	3,454,643,850	USD	2,886,567	HSB	11/17/22	—	488,762
KZT	1,130,140,000	USD	2,206,443	SCB	01/23/23	66,501	—
MXN	113,221,934	USD	5,406,066	HSB	10/11/22	208,653	—
PEN	8,907,597	USD	2,236,404	CIT	02/06/23	—	27,834
PHP	55,415,440	USD	963,244	JPM	12/15/22	—	26,117
PLN	16,134,477	EUR	3,452,554	CIT	11/04/22	—	214,017
PLN	4,614,150	USD	928,363	CIT	01/20/23	—	3,971
RON	22,951,768	EUR	4,388,064	JPM	05/05/23	55,093	—
SGD	8,922,143	USD	6,491,428	SCB	02/06/23	—	264,465
THB	41,799,240	USD	1,164,000	CIT	09/06/23	—	22,568
THB	149,285,500	USD	4,172,900	SCB	01/17/23	—	180,793
TRY	39,216,450	USD	2,100,000	CIT	10/11/22	—	6,049
USD	2,486,563	AUD	1,690,838	BNP	10/17/22	100,109	—
USD	12,120,058	BRL	2,306,825	HSB	10/03/22	60,019	—
USD	12,120,058	BRL	2,228,607	HSB	12/28/22	24,554	—
UYU	157,033,440	USD	3,801,802	JPM	10/11/22	—	43,988
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$514,929	$3,203,720

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2022 (unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— New Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso

Counterparty Abbreviations:
BNP	— BNP Paribas SA
CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
JPM	— JPMorgan Chase Bank N.A.
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.
Notes to Portfolio of Investments
September 30, 2022 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2022 these securities amounted to 1.9% of net assets.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt

Portfolio holdings by industry † (as a percentage of net assets):

Common Stocks:
Aerospace & Defense	1.1%
Banks	6.4
Beverages	6.9
Building Products	0.6
Capital Markets	6.5
Communications Equipment	1.9
Containers & Packaging	0.9
Electrical Equipment	3.3
Electronic Equipment, Instruments & Components	2.5
Entertainment	1.7
Health Care Equipment & Supplies	2.7
Hotels, Restaurants & Leisure	1.9
Household Durables	0.7
Household Products	1.7
Insurance	3.3
Interactive Media & Services	4.6
Internet & Direct Marketing Retail	4.0
IT Services	5.6
Leisure Products	1.6
Life Sciences Tools & Services	4.8
Machinery	1.2
Media	0.9
Multiline Retail	4.0
Personal Products	2.0
Pharmaceuticals	5.0
Professional Services	7.0
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	4.7
Software	5.3
Specialty Retail	2.6
Textiles, Apparel & Luxury Goods	3.6
Trading Companies & Distributors	1.4
Subtotal	101.6
Foreign Government Obligations	11.8
Short-Term Investments	1.4
Total Investments	114.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 25, 2022

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 25, 2022